Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Acquisitions
The following table provides the purchase price allocation to the identifiable assets acquired and liabilities assumed at their estimated fair values as of the SVBB Acquisition Date.

Fair Value Purchase Price Allocation

dollars in millions	Fair Value Purchase Price Allocation as of March 27, 2023
Purchase price consideration
Purchase Money Note (1)	$35,808
Value Appreciation Instrument	500
Purchase price consideration	$36,308
Assets
Cash and due from banks	$1,310
Interest-earning deposits at banks	34,001
Investment securities available for sale	385
Loans and leases, net of the initial PCD ALLL	68,468
Affordable housing tax credit and other unconsolidated investments	1,273
Premises and equipment	308
Core deposit intangibles	230
Other assets	1,564
Total assets acquired	$107,539
Liabilities
Deposits	$56,014
Borrowings	10
Deferred tax liabilities	3,364
Other liabilities	2,035
Total liabilities assumed	$61,423
Fair value of net assets acquired	46,116
Preliminary gain on acquisition, after income taxes (2)	$9,808
Preliminary gain on acquisition, before income taxes (2)	$13,172
(1) The principal amount of the Purchase Money Note is the carrying value of net assets acquired of approximately $52.52 billion less the asset discount of $16.45 billion pursuant to the SVBB Purchase Agreement. The $35.81 billion above is net of a fair value discount of approximately $264 million.
(2) The difference between the preliminary gain on acquisition before and after taxes reflects the deferred tax liabilities recorded in the SVBB Acquisition, as presented above.
Loans and Leases Acquired

dollars in millions	Loans and Leases
	UPB	Fair Value
Non-PCD loans and leases	$68,719	$66,422
PCD loans and leases	2,568	2,046
Total loans and leases, before PCD gross-up	$71,287	$68,468

The following table summarizes PCD loans and leases that BancShares acquired in the SVBB Acquisition.

PCD Loans and Leases

dollars in millions	Total PCD Loans from SVBB Acquisition
UPB	$2,568
Fair value	2,046
Total fair value discount	522
Less: discount for loans with $0 fair value at SVBB Acquisition Date	26
Less: PCD gross-up	220
Non-credit discount (1)	$276
(1) The non-credit discount of $276 million will be accreted into income over the contractual life of the applicable loan using the effective interest method.
The following table provides the purchase price allocation to the identifiable assets acquired and liabilities assumed at their estimated fair values as of the CIT Merger Date:
Fair Value Purchase Price Allocation

dollars in millions, except shares issued and price per share	Fair Value Purchase Price Allocation as of January 3, 2022
Common share consideration
Shares of Class A common stock issued	6,140,010
Price per share on January 3, 2022	$859.76
Common stock consideration	$5,279
Preferred stock consideration	541
Stock-based compensation consideration	81
Cash in lieu of fractional shares and other consideration paid	51
Purchase price consideration	$5,952
Assets
Cash and interest-earning deposits at banks	$3,060
Investment securities	6,561
Assets held for sale	59
Loans and leases	32,714
Operating lease equipment	7,838
Bank-owned life insurance	1,202
Intangible assets	143
Other assets	2,198
Total assets acquired	$53,775
Liabilities
Deposits	$39,428
Borrowings	4,536
Credit balances of factoring clients	1,534
Other liabilities	1,894
Total liabilities assumed	$47,392
Fair value of net assets acquired	6,383
Gain on acquisition	$431
The following table presents the UPB and fair value of the loans and leases acquired by BancShares in the CIT Merger. The UPB for PCD loans and leases includes the PCD Gross-Up of $272 million as discussed further in Note 4 — Loans and Leases.
Loans Acquired

dollars in millions	Loans and Leases
	UPB	Fair Value
Non-PCD loans and leases	$29,542	$29,481
PCD loans and leases	3,550	3,233
Total loans and leases	$33,092	$32,714

Schedule of Valuation of Core Deposits
The following table presents the intangible asset recorded related to the valuation of core deposits:

Intangible Asset

dollars in millions	Fair Value	Estimated Useful Life	Amortization Method
Core deposit intangibles	$230	8 years	Effective yield
The following table presents the intangible asset recorded in conjunction with the CIT Merger related to the valuation of core deposits:

Intangible Assets

dollars in millions	Fair Value	Estimated Useful Life	Amortization Method
Core deposit intangibles	$143	10 years	Straight-line

Schedule of Other Assets Acquired and Other Liabilities Assumed
The following table details other assets acquired:

Other Assets

dollars in millions	Fair Value
Accrued interest receivable	$431
Federal Home Loan Bank stock and Federal Reserve Bank stock	320
Fair value of derivative financial instruments	458
Other	355
Total other assets	$1,564
The following table details other liabilities assumed:

dollars in millions	Fair Value
Commitments to fund tax credit investments	$715
Fair value of derivative financial instruments	497
Reserve for off-balance sheet credit exposures	253
Accrued interest payable	109
Other	461
Total other liabilities	$2,035
The following table details other assets acquired:

Other Assets

dollars in millions	Fair Value
Low-income housing tax credits and other investments	$777
Right of use assets	327
Premises and equipment	230
Fair value of derivative financial instruments	209
Counterparty receivables	133
Other	522
Total other assets	$2,198

Business Acquisition, Pro Forma Information	Actual results may differ from the unaudited pro forma information presented below and the differences could be significant.
Selected Unaudited Pro Forma Financial Information for Consolidated BancShares

dollars in millions	Year Ended December 31,
	2022	2021
Interest income	$3,413	$2,867
Noninterest income	1,705	2,537
Net income	1,225	1,497